Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	$ 16,456
Depreciation of property and equipment	(5,471)	$ (4,993)
Property, plant and equipment at end of period	19,491	16,456
Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	888
Property, plant and equipment at end of period	1,361	888
Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	633
Property, plant and equipment at end of period	483	633
Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	3,983
Property, plant and equipment at end of period	4,550	3,983
Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	10,952
Property, plant and equipment at end of period	13,097	10,952
Cost
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	27,038	17,847
Additions	8,506	11,404
Acquired through business combinations		1,703
Disposals	(4,320)	(3,916)
Property, plant and equipment at end of period	31,224	27,038
Cost | Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	2,314	2,177
Additions	1,004	19
Acquired through business combinations		308
Disposals	(766)	(190)
Property, plant and equipment at end of period	2,552	2,314
Cost | Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,975	1,759
Additions	43	461
Acquired through business combinations		0
Disposals	(618)	(245)
Property, plant and equipment at end of period	1,400	1,975
Cost | Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	9,197	6,460
Additions	3,281	3,564
Acquired through business combinations		1,122
Disposals	(2,724)	(1,949)
Property, plant and equipment at end of period	9,754	9,197
Cost | Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	13,552	7,451
Additions	4,178	7,360
Acquired through business combinations		273
Disposals	(212)	(1,532)
Property, plant and equipment at end of period	17,518	13,552
Accumulated depreciation
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(10,582)	(9,505)
Depreciation of property and equipment	(5,471)	(4,993)
Disposals	4,320	3,916
Property, plant and equipment at end of period	(11,733)	(10,582)
Accumulated depreciation | Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(1,426)	(1,004)
Depreciation of property and equipment	(531)	(612)
Disposals	766	190
Property, plant and equipment at end of period	(1,191)	(1,426)
Accumulated depreciation | Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(1,342)	(1,181)
Depreciation of property and equipment	(193)	(406)
Disposals	618	245
Property, plant and equipment at end of period	(917)	(1,342)
Accumulated depreciation | Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(5,214)	(4,441)
Depreciation of property and equipment	(2,714)	(2,722)
Disposals	2,724	1,949
Property, plant and equipment at end of period	(5,204)	(5,214)
Accumulated depreciation | Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(2,600)	(2,879)
Depreciation of property and equipment	(2,033)	(1,253)
Disposals	212	1,532
Property, plant and equipment at end of period	$ (4,421)	$ (2,600)